CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended			135 Months Ended		138 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2011		Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (872)		$ (705)	$ (3,918)		$ (2,419)	$ (44,078)	[1],[2]	$ (44,950)	[1],[2]
Less - loss for the period from discontinued operations	0		0	0		0	164	[1]	164	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of deferred charges	38		38	153		162	1,001	[1]	1,039	[1]
Severance pay, net	1		(8)	(23)		11	12	[1]	13	[1]
Accrued interest on loans	0		0	3		0	451	[1]	451	[1]
Amortization of discount on short-term loans	0		0	0		0	1,864	[1]	1,864	[1]
Change in fair value of options and warrants	0		0	0		0	(795)	[1]	(795)	[1]
Expenses related to shares and options granted to service providers	4		(20)	449		96	21,486	[1]	21,490	[1]
Stock-based compensation related to options granted to employees	177		27	1,135		388	6,821	[1]	6,998	[1]
Decrease (increase) in accounts receivable and prepaid expenses	(249)		265	105		(400)	(381)	[1]	(630)	[1]
Increase in trade payables and convertible note	81		94	(63)		45	717	[1]	798	[1]
Increase in other accounts payable and accrued expenses	74		254	(64)		48	1,397	[1]	1,471	[1]
Erosion of restricted cash	0		0	0		0	(6)	[1]	(6)	[1]
Net cash used in continuing operating activities	(746)		(55)	(2,223)		(2,069)	(11,347)	[1]	(12,093)	[1]
Net cash used in discontinued operating activities	0		0	0		0	(23)	[1]	(23)	[1]
Total net cash used in operating activities	(746)		(55)	(2,223)		(2,069)	(11,370)	[1]	(12,116)	[1]
Cash flows from investing activities:
Purchase of property and equipment	(52)		(37)	(48)		(5)	(1,133)	[1]	(1,185)	[1]
Restricted cash	0		0	0		0	6	[1]	6	[1]
Investment in lease deposit	0		1	(16)		6	(17)	[1]	(17)	[1]
Net cash used in continuing investing activities	(52)		(36)	(64)		1	(1,144)	[1]	(1,196)	[1]
Net cash used in discontinued investing activities	0		0	0		0	(16)	[1]	(16)	[1]
Total net cash used in investing activities	(52)		(36)	(64)		1	(1,160)	[1]	(1,212)	[1]
Cash flows from financing activities:
Proceeds from issuance of Common stock, net	0		3,607	3,602		2,118	12,319	[1]	12,319	[1]
Proceeds from loans, notes and issuance of warrants, net	0		0	0		0	2,061	[1]	2,061	[1]
Credit from bank				0		(46)	0	[1]
Proceeds from exercise of warrants and options	20		55	515		88	631	[1]	651	[1]
Repayment of short-term loans	0		0	0		0	(601)	[1]	(601)	[1]
Net cash provided by continuing financing activities	20		3,662	4,117		2,160	14,410	[1]	14,430	[1]
Net cash provided by discontinued financing activities	0		0	0		0	43	[1]	43	[1]
Total net cash provided by financing activities	20		3,662	4,117		2,160	14,453	[1]	14,473	[1]
Increase (decrease) in cash and cash equivalents	(778)		3,571	1,830		92	1,923	[1]	1,145	[1]
Cash and cash equivalents at the beginning of the period	1,923	[1]	93	93		1	0	[1]	0	[1]
Cash and cash equivalents at end of the period	1,145	[1]	3,664	1,923	[1]	93	1,923	[1]	1,145	[1]
Non-cash financing activities:
Conversion of convertible loan and convertible note to shares Conversion of a debt to a trade payable to Common Stock $ 84	0		137	140		324
Conversion of other accounts payable to Common Stock	0		24	24		487
Conversion of a trade payable to Common Stock				$ 0		$ 200

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.